Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities	12 Months Ended
Mar. 31, 2023
Other assets Office buildings, land, equipment and facilities and Other Other liabilities [Abstract]
Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities
9. Other assets—Office buildings, land, equipment and facilities and Other / Other liabilities:
Office buildings, land, equipment and facilities
The following table presents a breakdown of owned and leased office buildings, land, equipment and facilities as of March 31, 2022 and 2023.

	Millions of yen
	March 31
	2022	2023
Land	¥39,118	¥38,752
Office buildings	60,025	56,802
Equipment and facilities	31,895	71,981
Software	104,609	117,780
Construction in progress	7,978	8,008
Operating lease ROU assets	175,422	170,993

Total	¥419,047	¥464,316

Depreciation and amortization charges of depreciable assets are reported within
Non-interest expenses—Information processing and communications in the amount of ¥49,343 million, ¥46,111
million, and

¥48,893 million, and in
Non-interest expenses—Occupancy and related depreciation
in the amount of ¥14,503 million, ¥13,412 million, and ¥12,531 million for the years ended March 31, 2021, 2022 and 2023, respectively.
Other assets—Other / Other liabilities
The following table presents components of
Other assets—Other
and
Other liabilities
in the consolidated balance sheets as of March 31, 2022 and 2023.

	Millions of yen
	March 31
	2022	2023
Other assets — Other:
Securities received as collateral	¥166,352	¥268,591
Goodwill and other intangible assets	30,007	36,194
Deferred tax assets net	15,562	22,645
Investments in equity securities for other than operating purposes (1)	249,448	249,865
Deposit receivables (2)(4)	227,777	298,705
Prepaid expenses	17,165	19,727
Other (2)	67,275	118,980

Total	¥773,586	¥1,014,707

Other liabilities:
Obligation to return securities received as collateral	¥166,352	¥268,591
Accrued income taxes	34,158	42,254
Other accrued expenses and provisions (3)	457,511	479,491
Operating lease liabilities (2)	198,131	193,883
Other (2)	164,073	191,302

Total	¥1,020,225	¥1,175,521

(1)
Includes equity securities held for other than trading or operating purposes. These investments comprise listed equity securities and unlisted equity securities of ¥
13,572
 million and ¥
235,877
 million respectively, as of March 31, 2022, and ¥
13,174
 million and ¥
236,691
 million respectively, as

of March 31, 2023. These securities are generally carried at fair value, with changes in fair value recognized and reported within
Revenue—Other

in the consolidated statements of income. Also includes equity securities without a readily determinable fair value of ¥
65,365
 million as of

March 31, 2022 and 2023 respectively.

(2)	Certain reclassifications of previously reported amounts have been made to conform to the current period presentation.
(3)
Includes a liability of ¥76,866 million and ¥42,459 million as of March 31, 2022 and 2023 respectively, in respect of outstanding and unsettled investigations, lawsuits and other legal proceedings where loss is considered probable and the amount of such loss can be reasonably estimated. See Note
19
 “
Commitments, contingencies and guarantees
” for further information.

(4)	Includes Japan Securities Clearing Corporation’s clearing fund.
Goodwill is recognized upon completion of a business combination as the difference between the purchase price and the fair value of the net assets acquired. Subsequent to initial recognition, goodwill is not amortized but is tested for impairment during the fourth quarter of each fiscal year, or more often if events or circumstances, such as adverse changes in the business climate, indicate there may be impairment.

Impairment testing of goodwill is inherently subjective and often requires management judgment to determine when to perform an impairment test, whether qualitatively the fair value of a reporting unit exceeds its carrying value and also to estimate the fair value of a reporting unit when a quantitative impairment test is required.
An annual goodwill impairment test was performed in the quarter ended March 31, 2022 and 2023. The estimated fair value of the reporting unit is expected to exceed carrying value and therefore no impairment loss was recognized.
The following table presents changes in goodwill, which are reported in the consolidated balance sheets within
Other assets—Other
for the years ended March 31, 2022 and 2023.

	Millions of yen
	Year ended March 31, 2022
	Beginning of year			Changes during year			End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Acquisition	Impairment	Other (1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥105,294	¥(92,814)	¥12,480	¥—	¥—	¥1,260	¥106,554	¥(92,814)	¥13,740
Other	665	—	665	—	—	2	667	—	667

Total	¥105,959	¥(92,814)	¥13,145	¥—	¥—	¥1,262	¥107,221	¥(92,814)	¥14,407

	Millions of yen
	Year ended March 31, 2023
	Beginning of year			Changes during year			End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Acquisition	Impairment	Other (1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥106,554	¥(92,814)	¥13,740	¥2,289	¥—	¥1,191	¥110,034	¥(92,814)	¥17,220
Other	667	—	667	—	—	(249)	418	—	418

Total	¥107,221	¥(92,814)	¥14,407	¥2,289	¥—	¥942	¥110,452	¥(92,814)	¥17,638

(1)	Includes currency translation adjustments.
The following table presents finite-lived intangible assets by type as of March 31, 2022 and 2023.

	Millions of yen
	March 31, 2022			March 31, 2023
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Client relationships	¥67,492	¥(61,715)	¥5,777	¥74,550	¥(66,465)	¥8,085
Other	2,000	(1,522)	478	2,239	(1,836)	403

Total	¥69,492	¥(63,237)	¥6,255	¥76,789	¥(68,301)	¥8,488

Amortization expenses for the years ended March 31, 2021, 2022 and 2023 were ¥2,296 million, ¥1,717 million and ¥1,589 million, respectively. Estimated amortization expenses for the next five years are shown below.

Millions of yen
Year ending March 31	Estimated amortization expense
2024	¥302
2025	215
2026	126
2027	80
2028	80
The amounts of indefinite-lived intangibles, which primarily includes trademarks, were ¥9,345 million and ¥10,068 million as of March 31, 2022 and 2023, respectively.
An annual impairment test was performed during the year ended March 31,2022 and 2023 against these intangibles. The estimated fair value of each intangible exceeded carrying value and therefore no impairment loss was recognized.
Nomura recognizes a liability in the consolidated balances within
Other liabilities—Other
in respect of legal obligations incurred in connection with the restoration of leased property to their original condition at the end of the lease term. These asset retirement obligations (“AROs”) are recognized in the period when the legal obligation is incurred and are measured at the present value of the expected cost of the obligation.
The following table presents changes in ARO during the years ended March 31, 2022 and 2023.

	Millions of yen
	March 31
	2022	2023
Balance at beginning of year	¥14,485	¥14,240
Provision for the year	319	453
Settled during the year	(564)	(497)

Balance at end of year	¥14,240	¥14,196